AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 8, 2008
REGISTRATION NOS. 333-124214
811-21757

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
----------------------

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

POST-EFFECTIVE AMENDMENT NO. 10
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940 [X]

POST-EFFECTIVE
AMENDMENT NO. 7
----------------------

     THE AMERICAN INDEPENDENCE FUNDS TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
335 MADISON AVENUE, MEZZANINE
NEW YORK, NY 10017
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING
AREA CODE: (866)266-8787

ERIC RUBIN
AMERICAN INDEPENDENCE FINANCIAL SERVICES
PRESIDENT
335 MADISON AVENUE, MEZZANINE
NEW YORK, NY 10017

COPIES TO:
JONATHAN RAND
DECHERT LLP
30 ROCKEFELLER PLAZA
NEW YORK, NY 10112

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[   ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)

[X] ON APRIL 18, 2008 PURSUANT TO PARAGRAPH (b)(1)

[   ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)

[   ] ON (DATE) PURSUANT TO PARAGRAPH (A)(1)

[   ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)

[   ] ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[X]	THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 10 to the Registration Statement for the Ultra Short Bond Fund, U.S. Inflation-Indexed Fund, International Bond Fund and Global Inflation-Indexed Hedged Fund (the “Funds”), each a series of the American Independence Funds Trust (the "Registrant") is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 8, which was filed pursuant to Rule 485(a)(2) on January 25, 2008. Accordingly, the contents of Post-Effective Amendment No. 8, consisting of Part A (the Prospectus for the Funds), Part B (the Statement of Additional Information) and all Exhibits included in Post-Effective Amendment No. 8, are incorporated by reference in their entirety into this filing. The Part C (Other Information) is included in this filing. As stated on the cover page to this filing, this Post- Effective Amendment No. 10 is intended to become effective on April 18, 2008.

PART C. OTHER INFORMATION

Item 23. Exhibits:

(a)      (1)      Trust Instrument(1)
          (2)      Amendment to Trust Instrument(2)

(b)      By-Laws.(1)

(d)      Investment Advisory Contracts.

(1)	Investment Advisory agreement between Registrant and Arrivato Advisors, LLC(1)

(2)	Form of Investment Advisory Agreement between Registrant and American Independence Financial Services, LLC(3)

(3)	Form of Sub-Advisory Agreement between American Independence Financial Services,LLC and Barrow, Hanley, Mewhinney & Strauss, Inc.(4)

(4)	Form of Sub-Advisory Agreement between American Independence Financial Services, LLC and Commerce Asset Management.(4)

(5)	Form of Sub-Advisory Agreement between American Independence Financial Services, LLC and Miller & Jacobs Capital, LLC.(5)

(6)	Amended Investment Advisory Agreement between Registrant and American Independence Financial Services, LLC.dated February 2008*

(7)	Form of Sub-Advisory Agreement between American Independence Financial Services and Fischer Francis Trees & Watts*

(e)	Underwriting Contracts

	(1)	Distribution Agreement between Registrant and BISYS Fund Services Limited Partnership.(1)
	(2)	Amendment to the Distribution Agreement dated November 14, 2005(3)
	(3)	Distribution Agreement between Registrant and Foreside Fund Services, LLC*

(f)	None.

(g)	Custodian Agreement between Registrant and INTRUST Bank, NA.(2)

(h)	Other Material Contracts.

	(1)	Form of Master Services Agreement between Registrant and BISYS Fund Services Ohio, Inc.(1)
	(2)	Amendment to Master Services Agreement between Registrant and BISYS Fund Services Ohio, Inc.

	(2)	Fund Accounting Agreement between Registrant and JPMorgan Worldwide Securities Services
	(3)	Transfer Agent and Service Agreement between Registrant and Boston Financial Data Services, Inc.
	(3)	Sub-Transfer Agency Agreement(1)
	(4)	Form of Agreement and Plan of Reorganization.(4)
	(5)	Form of Agreement and Plan of Reorganization with Fischer Francis Trees & Watts*

(i)	Legal Opinion.

	(1)	Opinion and Consent of Dechert LLP*

(j)	Consent of Independent Public Accountants

(k)	None.

(m)	(1)	Rule 12b-1 Plan.(1)
	(2)	Amended Rule 12b-1 Plan(3)
	(3)	Amended Rule 12b-1 Plan*

(n)	(1)	Rule 18f-3 Plan.(1)
	(2)	Revised Rule 18f-3 Plan dated Nov. 14, 2005(3)
	(3)	Revised Rule 18f-3 Plan dated December 15, 2006.(5)

(o)	N/A

(p)	Codes of Ethics

	(1)	Code of Ethics of Arrivato Funds Trust(1)
	(2)	Code of Ethics of Arrivato Advisors, LLC(2)
	(3)	Code of Ethics of BISYS (Distributor)(2)
	(4)	Code of Ethics of Barrow Hanley(3)
	(5)	Code of Ethics of Commerce Asset Management(3)
	(6)	Code of Ethics of Miller & Jacobs Capital, LLC.(5)
	(7)	Code of Ethics of Fischer Francis Trees & Watts*

(q)	Power of Attorney (3)

*	To be filed by amendment.

1	Previously filed with Pre-Effective Amendment No. 2 filed on July 28, 2005.

2	Previously filed with Pre-Effective Amendment No. 3 filed on August 29, 2005.

3.	Previously Filed Incorporated by reference from exhibits filed with Registrants Registration Statement on Form N-14 filed with the Securities and Exchange Commission on February 15, 2006.

4.	Previously filed with Post-Effective Amendment No. 2 Filed on February 23, 2006.

5.	Previously filed with Post-Effective Amendment No. 5 Filed on January 16, 2007.

Item 25. Indemnification

No change from the information set forth in Item 25 of the most recently filed N-1A of American Independence Funds Trust (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-124214 and 811-21757) as filed with the Securities and Exchange Commission on March 1, 2006 (Accession No. 0000950123-05-004803.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the 8th day of April, 2008.

AMERICAN INDEPENDENCE FUNDS TRUST
By: /s/ Eric Rubin
Eric Rubin
President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has Been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Eric Rubin	President	April 8, 2008
Eric Rubin

/s/ Richard A. Wedemeyer*	Chairman of the Board	April 8, 2008
Richard A. Wedemeyer	and Trustee

/s/ Jeffrey Haas*	Trustee	April 8, 2008
Jeffrey Haas

/s/ Joseph Hankin*	Trustee	April 8, 2008
Joseph Hankin

/s/ Terry L. Carter*	Trustee	April 8, 2008
Terry L. Carter

/s/ Thomas F. Kice*	Trustee	April 8, 2008
Thomas F. Kice

/s/ George Mileusnic*	Trustee	April 8, 2008
George Mileusnic

/s/ John J. Pileggi*	Trustee	April 8, 2008
John J. Pileggi

/s/ Ronald Baldwin*	Trustee	April 8, 2008
Ronald Baldwin

/s/ Peter L. Ochs*	Trustee	April 8, 2008
Peter L. Ochs

*By: /s/ Eric Rubin
Eric Rubin, Attorney-in-Fact pursuant to
Power of Attorney Previously Filed